Offerings	Aug. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Fee Rate	0.01531%
Offering Note	Note 1a: There are being registered hereunder such indeterminate number of shares of ordinary shares; such indeterminate number of American Depositary Shares (each an "ADS"), with each ADS representing ten ordinary shares; such indeterminate number of preferred shares; such indeterminate number of warrants to purchase ordinary shares, ADSs, or preferred shares; and such indeterminate number of units consisting of ordinary shares (including ordinary shares represented by ADSs), preferred shares, or warrants, in any combination. The securities registered also include such indeterminate amount of all securities previously issued hereunder. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended ("Securities Act"), the shares being registered hereunder include such indeterminate number of shares of ordinary shares, ADSs and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Note 1b: The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Note 1c: The registrant is relying on Rules 456(b) and 457(r) under the Securities Act to defer payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	American Depositary Shares Representing Ordinary Shares
Fee Rate	0.01531%
Offering Note	See Note 1a See Note 1b See Note 1c
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.01531%
Offering Note	See Note 1a See Note 1b See Note 1c
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See Note 1a See Note 1b See Note 1c
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See Note 1a See Note 1b See Note 1c
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	American Depositary Shares Representing Ordinary Shares
Amount Registered | shares	200,000,000
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620.00
Offering Note	See Note 1b Note 6a: Calculated pursuant to Rule 457(o) under the Securities Act based on the maximum aggregate offering price.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1b Note 7a: No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.